Ellington Income Opportunities Fund
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Current Principal Amount/ Shares	Description	Rate (2)	Maturity	Percentage of Net Assets	Fair Value
Asset Backed Securities (103.23%)(1)
Aircraft (16.08%)
1,213,308	AASET 2021-1A Class C (3)	5.82%	11/16/2041	2.66%	$965,189
686,645	Blackbird Capital Aircraft 2021-1A Class B (3)	3.45%	07/15/2046	1.74%	633,359
795,604	Raptor Aircraft Finance LLC 2019-1 Class A (3)	4.21%	08/23/2044	1.98%	720,934
1,050,000	Skyline Aircraft Finance LLC (Westjet) (5)	0.00%	01/01/2060	2.34%	850,500
1,038,788	SOLRR Aircraft 2021-1 Limited Class C (3)	5.68%	10/15/2046	2.73%	993,348
28,827,220	Stifel SBA IO Trust Series 25-1A Class A1 (3)(5)	1.83%	08/15/2038	3.53%	1,283,791
458,182	Stonepeak 2021-1A Class D (3)	7.14%	02/28/2033	1.10%	398,393
					5,845,514
Collateralized Debt Obligations (2.76%)
1,000,000	BDS Ltd. 24FL 13 Class E (1 Month SOFR + 4.44%, 0.00% Floor) (3)	8.75%	09/19/2039	2.76%	1,003,295
					1,003,295
Collateralized Loan Obligations (39.97%)
1,200,000	Alinea CLO Ltd. Series 18-1A Class ER (3 Month SOFR + 5.95%, 0.00% Floor) (3)(4)	10.25%	07/20/2031	3.27%	1,184,539
1,120,000	Atrium CDO Corp 9A Class ER (3)(4)	11.02%	05/28/2030	3.06%	1,112,540
2,100,000	AXA Investment Managers - Allegro CLO Ltd. 2018-1A SUB (3)(5)	0.00%	06/13/2031	0.29%	104,506
1,000,000	Bean Creek CLO Ltd. Series 15-1A Class ER (3 Month SOFR + 5.75%, 6.00%) (3)	10.30%	04/20/2031	2.73%	993,482
1,000,000	Blue Mountain Capital Management CLO Ltd. 2018-2A SUB (3)(5)	0.00%	08/15/2031	0.01%	5,000
1,385,000	BlackRock Financial Management - Magnetite CLO Ltd. 2021-30A SUB (3)	0.00%	10/25/2037	2.36%	858,700
1,230,000	BlackRock Mt. Hood CLO X LLC. Series 23-1A Class D (3 Month SOFR + 6.56%, 6.56% Floor) (3)	10.85%	04/20/2035	3.37%	1,226,588
1,250,000	Carlyle Global Market Strategies 19-1A Class D (3 Month SOFR + 6.70%, 6.70% Floor) (3)(5)	11.25%	04/20/2031	3.38%	1,229,769
1,000,000	Crown Point CLO Ltd. 19-8A Class DR (3 Month SOFR + 3.70%, 3.96% Floor) (3)(4)	8.25%	10/20/2034	2.75%	999,750
1,250,000	Greywolf Capital Management CLO Ltd. 2019-1A SUB (3)(5)	0.00%	04/17/2034	1.00%	362,500
689,477	LendingPoint LLC Asset Securitization Trust Surveillance 20-REV1 Class C (3)	7.70%	10/15/2028	1.87%	680,932
1,000,000	LendingPoint LLC Asset Securitization 23-1A Class C (3)(4)	11.00%	10/17/2033	2.64%	961,321
600,000	MJX Asset Management - Venture CDO Ltd. 2018-32A SUB (3)(5)	0.00%	07/18/2031	0.01%	3,000
1,100,000	MJX Asset Management - Venture XXIV CDO Ltd. 2016-24A SUB (3)(5)	0.00%	10/20/2028	0.04%	13,925
470,000	MJX Asset Management - Venture CDO Ltd. 2018-34A SUB (3)(5)	0.00%	10/15/2031	0.05%	18,526
5,000,000	Neuberger Berman CLO Ltd. Series 2019-35A (3)(5)	3.64%	01/19/2033	1.57%	571,130
1,400,000	OFS Capital Management OFSI Fund Ltd. 2018-1A SUB (3)(5)	0.00%	07/31/2118	0.23%	83,598
1,332,000	OFSBS-2018-1A-FEE (5)	0.00%	07/31/2118	0.00%	133
800,000	Par-Four Investment Managers -Tralee CDO Ltd. 2018-5A SUB (3)(5)	0.00%	10/20/2034	0.24%	87,600
50,000	Par-Four Investment Managers - Tralee CDO Ltd. 2018-5A Class FR (3 Month SOFR + 8.89%, 8.89% Floor) (3)(5)	13.44%	10/20/2034	0.10%	37,668
1,470,000	Santander Bank Auto Credit - Linked Notes 24-B Class F (3)	8.88%	01/18/2033	4.05%	1,471,611
1,200,000	Vibrant CLO Ltd. 2018-8A SUB (3)(5)	0.00%	01/20/2031	0.10%	33,600
1,100,000	Voya Alternative Asset Management CLO Ltd. 2018-1A SUB (3)	0.00%	04/19/2031	0.33%	121,000
1,500,000	Wind River CLO Ltd 18-3A Class E (3 Month SOFR + 5.65%, 5.65% Floor) (3)	10.20%	01/20/2031	4.07%	1,480,152
1,009,931	Zais Group CLO Ltd. 2017-1A Class E (3 Month SOFR + 7.00%, 0.00% Floor) (3)(4)	11.56%	07/15/2029	2.45%	892,602
					14,534,172
Commercial Mortgage-Backed Securities (6.62%)
1,300,000	Wells Fargo Bank - Barclays Commercial Mortgage 2018-CHRS Class E (1 Month SOFR + 2.30%, 2.30% Floor) (3)	6.73%	08/04/2038	3.38%	1,229,578
1,390,000	Wells Fargo Bank - Barclays Commercial Mortgage 2018-CHRS Class E (3)	4.27%	08/05/2038	3.24%	1,176,969
					2,406,547
Confirmation of Originator Fee Certificates (1.67%)
7,721,592	SBA Confirmation of Originator Fee Certificates (5)(6)	Various (6)	Various (6)	1.67%	607,248

Residential Mortgage-Backed Securities (31.88%)
1,420,000	A&D Mortgage Trust Series 24-NQM1 Class B1 (3)	8.51%	02/25/2069	3.99%	1,452,764
131,217	Countrywide Alternative Loan Trust Series 2006-J5 Class 1A4	6.50%	09/25/2036	0.20%	74,372
39,493	Countrywide Home Loan Series 2003-49 Class B1	6.16%	12/19/2033	0.10%	36,411
1,000,000	Fannie Mae - CAS 22-R01 Class 1B2 (1 Month SOFR + 6.00%, 0.00% Floor) (3)	10.34%	12/25/2041	2.88%	1,046,250
1,080,000	Fannie Mae - CAS 22-R04 Class 1B2 (1 Month SOFR + 9.50%, 0.00% Floor) (3)(4)	13.84%	03/25/2042	3.36%	1,221,647
1,000,000	Key Bank - BX Trust 2019-IMC Class G (1 Month SOFR + 3.60%, 3.60% Floor) (3)	7.97%	04/15/2034	2.66%	966,284
20,661	JP Morgan Mortgage Trust Series 2006-A1	6.87%	02/25/2036	0.04%	14,805
1,000,000	Midland Loan Services - SFO Commercial Mortgage Trust 2021-555 Class E (1 Month SOFR + 2.90%, 2.90% Floor) (3)	7.33%	05/15/2038	2.67%	970,867
1,600,000	Oportun Funding LLC Series 25-A Class D (3)	7.25%	02/08/2033	4.34%	1,580,101
19,031	Prime Mortgage Trust Series 2003-3 Class B4 (3)(5)	5.97%	01/25/2034	0.02%	7,435
750,000	Progress Residential Trust 2021 - SFR3 Class H (3)	4.75%	05/17/2026	2.05%	743,707
315,004	Residential Asset Securitization Trust 03-A15 Class B1 (5)	5.58%	02/25/2034	0.55%	199,996
2,020,000	STAR 2022-SFR3 Class F (1 Month SOFR + 4.50%, 4.50% Floor) (3)(4)	8.82%	05/17/2029	5.51%	2,002,418
118,192	Structured Asset Securities Corporation 2003-9A Class B2II (5)	6.01%	03/25/2033	0.20%	73,078
1,000,000	US Uninsured Agency Freddie Mac 2020-HQA2 Class B2 (1 Month SOFR + 7.60%, 0.00% Floor) (3)(4)	12.05%	03/25/2050	3.31%	1,204,208
					11,594,343
Supply Chain Receivable (4.25%)
844,474	Raistone - First Brands Supply Chain Finance Program (5)	0.00%	04/02/2025	2.32%	843,917
744,939	Raistone - First Brands Supply Chain Finance Program (5)	0.00%	09/24/2025	1.93%	701,523
					1,545,440

Total Asset Backed Securities (Cost $41,789,658)					37,536,559

Ellington Income Opportunities Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2025 (Unaudited)

Current Principal Amount/ Shares	Description	Rate (2)	Maturity	Percentage of Net Assets	Fair Value
Corporate Debt (2.40%) (1)
High Tech Industries (2.40%)
	Aventive Technologies
32,336	First Lien Term Loan (3 Month SOFR + 4.87%, 7.50% Floor), 12.37% (5)	0.00%	07/31/2025	0.09%	31,689
	Lumen Technologies
242,885	First Lien Term Loan (1 Month SOFR + 4.38%, 0.00% Floor) (5)	0.00%	03/15/2027	0.58%	212,527
	SIRVA Worldwide, Inc.
645,000	First Lien Term Loan (1 Month SOFR + 4.35%, 8.00% Floor), 12.35% (5)	0.00%	02/20/2029	1.73%	629,700
					873,916

Total Corporate Debt (Cost $861,359)					873,916

Preferred Stocks (4.81%) (1)
Other REITS (4.81%)
49,521	AGNC Investment Corp, Series F	6.13%		3.44%	$1,250,901
1,594	Annaly Capital Management, Series G	6.50%		0.11%	40,057
11,334	MFA Financial Inc., Series F	6.50%		0.77%	281,083
7,054	New Residential Inv Corp, Series C	6.38%		0.49%	177,197
					1,749,238

Total Preferred Stocks (Cost $1,742,243)					1,749,238

Short-Term Investment - Investment Companies (6.87%) (1)
2,500,035	First American Government Obligation - Class X	4.27%		6.87%	2,500,035
Total Short-Term Investment - Investment Companies (Cost $2,500,035)					2,500,035

Total Investments (117.31%) (1) (Cost $46,893,295)					42,659,748
Reverse Purchase Agreements (-18.65%)(1)					(6,782,000)
Other Assets In Excess of Liabilities (1.33%) (1)					488,213
Total Net Assets (100.00%) (1)					$36,365,961

1 Month Secured Overnight Financing Rate (SOFR) as of March 31, 2025 was 4.32%.
3 Month Secured Overnight Financing Rate (SOFR) as of March 31, 2025 was 4.29%.

(1) Percentages are stated as a percent of net assets.
(2) Rate reported is the current yield as of March 31, 2025.
(3) 144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2025, these securities amounted to $34,134,576 or 93.86% of net assets.

(4) Collateral or partial collateral for securities sold subject to repurchase. As of March 31, 2025, these securities amounted to $9,579,025 or 26.34% of net assets.
(5) Security is categorized as Level 3 per the Fund's fair value hierarchy. As of March 31, 2025, these securities amounted to $7,992,359 or 21.98% of net assets.
(6) This security represents a basket of interest only strips. Please refer to Note 7 in these financial statements regarding "Additional Disclosure of SBA Confirmation of Originator Fee Certificates Custom Basket Holdings" for additional information.

Ellington Income Opportunities Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2025 (Unaudited)

Centrally Cleared Interest Rate Swaps

Counterparty	Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount	Upfront Premium Paid / (Received)	Unrealized Appreciation / (Depreciation)	Fair Value
J.P. Morgan	2.61%	SOFR	Paid	Annually	08/09/2032	$339,223	$(31,702)	$7,246	$(24,456)
J.P. Morgan	3.89%	SOFR	Received	Daily	06/17/2031	650,000	-	(6,494)	(6,494)
J.P. Morgan	4.04%	SOFR	Received	Daily	02/25/2027	1,400,000	-	(7,085)	(7,085)
							$(31,702)	$(6,333)	$(38,035)

Ellington Income Opportunities Fund

Notes to Schedule of Investments
March 31, 2025 (Unaudited)

VALUATION

The following is a description of the valuation methodologies used for the Fund’s financial instruments. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 valuation methodologies include the observation of quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 valuation methodologies include the observation of (i) quoted prices for similar assets or liabilities in active markets, (ii) inputs other than quoted prices that are observable for the asset or liability (for example, interest rates and yield curves) in active markets and (iii) quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3 fair value methodologies include (i) the solicitation of valuations from third parties (typically, broker-dealers), (ii) the use of proprietary models that require the use of a significant amount of judgment and the application of various assumptions including, but not limited to, prepayment assumptions and default rate assumptions, and (iii) the assessment of observable or reported recent trading activity. The Fund utilizes such information to assign a good faith fair value (the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction at the valuation date) to each such financial instrument.

Market quotations are not typically readily available for the majority of the Fund’s securities, they are often valued at fair value as determined by the Fund’s Advisor, in its capacity as Valuation Designee (the “Valuation Designee”). The Valuation Designee seeks to obtain at least one third-party indicative valuation for each instrument and obtains multiple indicative valuations when available. Third-party valuation providers often utilize proprietary models that are highly subjective and also require the use of a significant amount of judgment and the application of various assumptions including, but not limited to, prepayment and default rate assumptions. The Valuation Designee has been able to obtain third-party indicative valuations on the vast majority of the Fund’s investments and expects to continue to solicit third-party valuations on substantially all investments in the future to the extent practical. The Valuation Designee generally values each financial instrument using a third-party valuation received. However, such third-party valuations are not binding, and while the Valuation Designee generally does not adjust such valuations, the Valuation Designee may challenge or reject a valuation when, based on validation criteria, the Valuation Designee determines that such valuation is unreasonable or erroneous. Furthermore, the Valuation Designee may determine, based on validation criteria, that for a given instrument the third-party valuations received does not result in what the Valuation Designee believes to be fair value, and in such circumstances the Valuation Designee may override the third-party valuation with its own good faith valuation. The validation criteria include the use of the Valuation Designee’s own models, recent trading activity in the same or similar instruments, and valuations received from third parties.

The Valuation Designee’s valuation process, including the application of validation criteria, is overseen and periodically reviewed by the Fund’s Board of Trustees. Because of the inherent uncertainty of valuations, these estimated values may differ significantly from the values that would have been used had a ready market for the financial instruments existed, and the differences could be material to the financial statements.

The table below reflects the value of the Fund’s Level 1, Level 2 and Level 3 financial instruments measured at fair value as of March 31, 2025:

Description	Level 1	Level 2	Level 3	Total

Investments
Asset Backed Securities	$-	$30,418,116	$7,118,443	$37,536,559
Corporate Debt	-	-	873,916	873,916
Preferred Stocks	1,749,238	-	-	1,749,238
Short-Term Investments	2,500,035	-	-	2,500,035
Total Investments	$4,249,273	$30,418,116	$7,992,359	$42,659,748

Other Financial Instruments*
Interest Rate Swaps	$-	$(38,035)	$-	$(38,035)
Swaps Contracts	$-	$(38,035)	$-	$(38,035)

*Other financial instruments are derivative instruments, such as swap contacts, which are reported at market value.

The Fund generally uses prices provided by an independent pricing service, broker, or agent bank, which provide non-binding indicative prices on or near the valuation date as the primary basis for fair value determinations for certain instruments. The independent pricing services typically value such securities based on one or more inputs, including but not limited to benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities, and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data.  In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, and specific deal information.  These values are non-binding, and may not be determinative of fair value. Values are evaluated during the Fund's valuation process by management in conjunction with additional information about the instrument, similar instruments, market indicators and other information.

Ellington Income Opportunities Fund
Notes to Schedule of Investments (continued)
March 31, 2025 (Unaudited)

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description
Balance as of December 31, 2024	$6,987,909
Purchases	1,994,582
Sales proceeds and paydowns	(23,357)
Realized gain / (loss)	126
Payment-in-kind	-
Change in unrealized gain / (loss)	(154,812)
Transfers into Level 3	80,513
Transfer out of Level 3	(892,602)
Ending Balance – March 31, 2025	$7,992,359

Change in unrealized appreciation / (depreciation) during the period for Level 3 investments held at March 31, 2025	$(245,353)

The following table presents information about unobservable inputs related to the Fund’s categories of Level 3 investments as of March 31, 2025:

	Fair Value at 3/31/2025	Valuation Methodology	Unobservable Inputs	Input Value / Range	Weighted Average(1)

Asset Back Securities	$ 850,500	Discounted Cash Flows	Yield	47.34% to 47.34%	47.34%
	1,283,791	Option Adjusted Spread (“OAS”)	SOFR OAS(2)	595.91 to 595.91	595.91
Collateralized Loan Obligation	2,045,198	Dealer Marked with Odd Lot Sizing Adjustment	Odd Lot Sizing Adjustment	(0.38)% to (1.46)%	(0.81)%
	505,758	Discounted Cash Flows	Yield Projected Collateral Prepayments Projected Collateral Losses Projected Collateral Recoveries Projected Collateral Scheduled Amortization	11.70% to 47.89% 39.36% to 44.69% 4.44% to 4.65% 5.45% to 6.55% 45.42% to 49.74%	19.57% 43.91% 4.46% 5.70% 45.90%
Confirmation of Originator Fee Certificates	607,248	Option Adjusted Spread (“OAS”)	SOFR OAS(2)	235.63 to 235.63	235.63
Residential Mortgage-Backed Securities	280,509	Discounted Cash Flows	Yield Projected Collateral Prepayments Projected Collateral Losses Projected Collateral Recoveries Projected Collateral Scheduled Amortization	9.00% to 12.55% 26.22% to 50.36% 0.00% to 0.72% 11.35% to 11.60% 37.31% to 62.44%	9.95% 32.68% 0.19% 11.42% 55.70%
Supply Chain Receivable	1,545,441	Discounted Cash Flows	Yield	12.09% to 12.45%	12.25%
Corporate Debt	873,914	Market Quotes	Non-Binding Indicative Price	87.50 to 98.50	95.63
Total	$7,992,359

(1)	Averages are weighted based on the fair value of the related instrument.
(2)	Shown in basis points.
A change in unobserved inputs might result in significantly higher or lower fair value measurement as of March 31, 2025.

Ellington Income Opportunities Fund

Notes to Schedule of Investments (continued)
March 31, 2025 (Unaudited)

A change in unobserved inputs might result in significantly higher or lower fair value measurement as of March 31, 2025.

BORROWING

Reverse Repurchase Agreements: As of March 31, 2025, the Fund had the following reverse repurchase agreements outstanding, which were equal to 18.65% of the Fund’s net assets:

Counterparty	Amount Borrowed	Borrowing Rate	Borrowing Date	Maturity Date	Borrowing & Interest
JP Morgan Securities	$1,513,000	5.58%	03/10/25	06/10/25	$1,518,155
Lucid Management LP	719,000	5.65%	03/26/25	04/16/25	719,677
RBC Capital Markets	693,000	5.75%	03/31/25	05/30/25	693,111
RBC Capital Markets	724,000	5.75%	03/31/25	05/30/25	724,116
RBC Capital Markets	908,000	5.29%	03/13/25	05/05/25	910,535
RBC Capital Markets	786,000	5.54%	03/13/25	05/13/25	788,298
RBC Capital Markets	807,000	5.27%	02/24/25	04/25/25	811,253
RBC Capital Markets	632,000	5.72%	02/18/25	04/21/25	636,218
Totals	$6,782,000				$6,801,362

As of March 31, 2025, the fair value of securities held as collateral for reverse repurchase agreements was $9,579,025 as noted on the Schedule of Investments. Reverse repurchase agreements are not included in the fair value hierarchy because they are carried at face value. For the period ended March 31, 2025, the average daily balance and average interest rate in effect for reverse repurchase agreements were $5,492,767 and 5.70%, respectively.